SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)		12 Months Ended
	Oct. 02, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net Loss		$ (13,877,363)	$ (47,366,729)	$ (36,846,061)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation expense		3,716,319	5,337,041	3,662,485
Change in fair value of derivatives		(1,108,648)
Changes in assets and liabilities
Accounts receivable		6,993,094	524,312	(7,868,673)
Accrued expenses and other current liabilities		(2,178,255)	3,622,072	3,234,779
Other non-current liabilities		(141,341)	(154,719)	(282,263)
Net cash used in operating activities		(51,043,689)	(851,758)	(15,664,279)
Investing activities:
Net cash (used in) provided by investing activities		(1,778,533)	(2,644,295)	(5,330,927)
Financing activities:
Proceeds from IPO	$ 45,100,000
Cash paid to settle vested options and restricted shares			823,226
Proceeds from issuance of ordinary shares upon exercise of options		81,339	304,259	326,503
Proceeds from issuance of convertible notes net of issuance cost and debt discounts paid to Investors of US$2.7 million		27,175,000
Repayment of convertible notes		(4,181,918)
Proceeds from issuance of ordinary shares upon follow-on public offering		1,390,000
Payment of share repurchase		(1,322,195)	(9,480,179)	(12,283,426)
Net cash (used in) provided by financing activities		20,899,885	(8,500,234)	(3,796,484)
Net decrease in cash, cash equivalents, and restricted cash		(31,922,337)	(11,996,287)	(24,791,690)
Cash, cash equivalents, and restricted cash at beginning of year		49,622,714	59,966,031	84,859,915
Cash, cash equivalents, and restricted cash at end of year		18,431,209	49,622,714	59,966,031
Parent company | Reportable legal entities
Cash flows from operating activities:
Net Loss		(13,877,363)	(47,366,729)	(36,846,061)
Equity in (income) loss of subsidiaries, VIEs and VIEs' subsidiaries		1,908,389	41,349,114	33,351,286
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation expense		3,716,319	5,337,041	3,662,485
Amortization of issuance cost and debt discounts related to convertible notes		5,647,339
Change in fair value of derivatives		(1,108,648)
Changes in assets and liabilities
Accounts receivable				7,222
Accrued expenses and other current liabilities		288,562	(5,371)	(21,670)
Other receivables, deposits and other assets		(432,374)	21,858	(18,427)
Other non-current liabilities		(159,769)	(112,489)	(9,066)
Net cash used in operating activities		(4,017,545)	(776,576)	125,769
Investing activities:
Advances to subsidiaries and VIEs		(37,795,461)	(16,000,000)	(5,400,000)
Repayment of advances to subsidiary		19,145,170	25,900,160	8,000,000
Net cash (used in) provided by investing activities		(18,650,291)	9,900,160	2,600,000
Financing activities:
Cash paid for deferred issuance costs		(159,624)		(809,952)
Cash paid to settle vested options and restricted shares			(823,226)
Proceeds from issuance of ordinary shares upon exercise of options		81,339	304,259	326,503
Proceeds from issuance of convertible notes net of issuance cost and debt discounts paid to Investors of US$2.7 million		27,175,000
Repayment of convertible notes		(4,181,918)
Proceeds from issuance of ordinary shares upon follow-on public offering		1,390,000
Payment of share repurchase		(1,322,195)	(9,480,179)	(12,283,426)
Net cash (used in) provided by financing activities		22,982,602	(9,999,146)	(12,766,875)
Net decrease in cash, cash equivalents, and restricted cash		314,766	(875,562)	(10,041,106)
Cash, cash equivalents, and restricted cash at beginning of year		128,005	1,003,567	11,044,673
Cash, cash equivalents, and restricted cash at end of year		$ 442,771	$ 128,005	$ 1,003,567